Intangible Assets, Net (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Intangible Assets, Net [Abstract]
Amortization expenses	$ 7,434	$ 58,300	$ 44,897